Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom Income Portfolio	Apr. 29, 2024
VIP Investor Freedom Income Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	7.88%
Past 5 years	3.92%
Past 10 years	3.35%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXWFQ
Average Annual Return:
Past 1 year	8.33%
Past 5 years	3.59%
Past 10 years	3.27%